Exhibit 99.29

Rating Agency ATR QM Data Fields

Loans in Report:	8

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
6501767	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	10.222	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6501768	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	11	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6563006	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.5895	Retired	Retired	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
6525279	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.125	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6563003	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.7148	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	(No Data)	0
6563005	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.5956	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6563007	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.625	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
6569845	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.1549	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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